Cash and cash equivalents (Policies)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Description of accounting policy for determining components of cash and cash equivalents [text block]	Accounting policy
Cash and cash equivalents in the statement of financial position comprise cash at banks and short-term deposits with a maturity of three months or less from the date of acquisition, which are subject to an insignificant risk of changes in value, and readily convertible into cash.